Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	[1],[2]	$ 99,694	$ 67,213
Accounts receivable, net	[1],[3]	193,113	122,543
Other current assets	[1],[4]	8,557	10,827
Total current assets	[1]	301,364	200,583
Note receivable - Anadarko	[1]	260,000	260,000
Property, plant and equipment
Cost	[1]	6,556,778	6,248,577
Less accumulated depreciation	[1]	1,697,999	1,110,722
Net property, plant and equipment	[1]	4,858,779	5,137,855
Goodwill	[1]	419,186	418,587
Other intangible assets	[1]	832,127	884,857
Equity investments	[1]	618,887	634,492
Other assets	[1]	29,707	28,289
Total assets	[1]	7,320,050	7,564,663
Current liabilities
Accounts and imbalance payables	[1],[5]	98,661	89,916
Accrued ad valorem taxes	[1]	17,808	15,043
Accrued liabilities	[1]	119,096	177,195
Total current liabilities	[1]	235,565	283,304
Long-term debt	[1]	2,707,357	2,422,954
Deferred income taxes	[1]	139,704	169,915
Asset retirement obligations and other	[1]	128,652	120,544
Deferred purchase price obligation - Anadarko	[1],[6]	188,674	0
Total long-term liabilities	[1]	3,164,387	2,713,413
Total liabilities	[1]	3,399,952	2,996,717
Equity and partners' capital
Common units (218,919,380 and 218,909,977 units issued and outstanding at December 31, 2015 and 2014, respectively)	[1]	1,060,842	1,260,195
Net investment by Anadarko	[1]	430,598	556,596
Total partners' capital	[1]	1,491,440	1,816,791
Noncontrolling interests	[1]	2,428,658	2,751,155
Total equity and partners' capital	[1]	3,920,098	4,567,946
Total liabilities, equity and partners' capital	[1]	7,320,050	7,564,663
Anadarko [Member]
Current liabilities
WGP working capital facility - Anadarko	[1]	$ 0	$ 1,150

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[3]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $42.5 million and $64.5 million as of December 31, 2015 and 2014, respectively. Accounts receivable, net as of December 31, 2015, also includes an insurance claim receivable related to an incident at the DBM complex. See Note 1.
[4]	Other current assets includes imbalance receivables from affiliates of zero and $0.2 million as of December 31, 2015 and 2014, respectively.
[5]	Accounts and imbalance payables includes amounts payable to affiliates of zero and $0.1 million as of December 31, 2015 and 2014, respectively.
[6]	See Note 2.